Accrued Expenses and Other Liabilities - Summary of Accrued Expenses and Other Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current
Other accrued liabilities	€ 37	€ 42
Total	37	42
Current
Accrued fees to rights holders	1,378	1,265
Accrued salaries, vacation, and related taxes	92	65
Accrued social costs for options and RSUs	84	169
Other accrued expenses	287	249
Total	€ 1,841	€ 1,748